Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) - ARS ($)						12 Months Ended
	Feb. 03, 2025	Feb. 20, 2024	Dec. 31, 2022	Dec. 17, 2020	Nov. 17, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 06, 2024	Dec. 05, 2024	Oct. 17, 2024	Aug. 20, 2024	Dec. 31, 2021
Disclosure of additional information [line items]
Net worth			$ 4,128,541,133,000			$ 6,063,744,080,000	$ 4,392,823,707,000					$ 4,021,904,615,000
Instruments held in custody						$ 43,772,195,927,000	37,434,596,185,000
Public sector risk level in excess						0.05%
Percentage of regulatory capital						2.50%
Percentage of individual computable regulatory capital						1.00%
Issued capital, ordinary shares						$ 1,244,126
Par value per share (in dollars per share)						$ 1			$ 1	$ 1	$ 1
Number of shares issued (in shares)								681,199,458,000
Class A ordinary shares
Disclosure of additional information [line items]
Number of shares issued (in shares)						852,117,003
Class B ordinary shares
Disclosure of additional information [line items]
Number of shares issued (in shares)						392,008,586
UIF Summary Proceeding | Commencement of major litigation
Disclosure of additional information [line items]
Losses on litigation settlements	$ 18,269,000
UIF Summary Proceeding, Bank | Commencement of major litigation
Disclosure of additional information [line items]
Losses on litigation settlements	$ 9,135,000
Summary CNV No. 87/2024
Disclosure of additional information [line items]
Losses on litigation settlements		$ 23,072,000,000				$ 28,837,892,000
Allowed option exercise		$ 113,000,000
Summary No.1426
Disclosure of additional information [line items]
Losses on litigation settlements						945,000,000
Summary UIF Expt. No.174/15
Disclosure of additional information [line items]
Losses on litigation settlements					$ 550,000
Summary CNV No.631/2014
Disclosure of additional information [line items]
Losses on litigation settlements				$ 500,000
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount						1,235,808,000
Minimum required shareholders offsetting entry						617,904,000
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount						611,855,000
Minimum required shareholders offsetting entry						305,927,000
Treasury bills						2,091,800,000
Treasury bills, fair value						1,786,400,000
Galicia Securities S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount						37,462,767,000
Minimum required shareholders offsetting entry						$ 305,928,000
Required shareholders equity shares						470,350,000
Net worth						$ 37,462,768,000	24,656,992,000
Minimum equity requirement act as agent						212,689,000
Minimum required equity act as agent off setting entry						106,345,000
Required government securities amount						476,000,000
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount						9,234,237,000
Minimum required shareholders offsetting entry						$ 305,928,000
Required shareholders equity shares						470,350,000
Net worth						$ 9,234,237,000	16,876,470,000
Minimum equity requirement act as agent						212,689,000
Minimum required equity act as agent off setting entry						106,345,000
Offsetting entry						939,262,000
Banco de Galicia y Bs.As. S.A.U.
Disclosure of additional information [line items]
Net worth						4,397,015,790,000	3,596,288,949,000
Instruments held in custody						$ 7,351,166,378,000	$ 7,586,753,148,000
Securities held in custody in units						104,969,157,902	83,582,052,338
Banco Galicia
Disclosure of additional information [line items]
Legal reserve						20.00%
Percentage of profit shown in income statement						20.00%
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred						5.00%
Legal reserve						20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement						3.50%
Percentage of accumulated income						40.00%
Profit loss recorded in equity						$ 1,618,596,208,000
Percentage of constitution to Legal Reserve						5.00%
Payment of a cash dividend						$ 88,000,000,000
Additional cash dividend subject to approval and conditions						300,000,000,000
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Net worth						$ 666,539,423,000	$ 515,783,489,000
Dividend rate						25.00%
Minimum capital requirement			$ 112,666,306,000			$ 300,000,000
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of additional information [line items]
Required shareholders equity amount						8,607,993,000
Net worth						17,846,638,000
Minimum equity requirement act as agent						637,417,000
Minimum required equity act as agent off setting entry						318,708,000
GGAL Asset Management S.A. S.G.F.C.I. | HF Pesos Plus Class I
Disclosure of additional information [line items]
Required shareholders equity amount						$ 7,990,754,000
Required shareholders equity shares						36,789,288,310
GGAL Asset Management S.A. S.G.F.C.I. | HF Pesos Class I
Disclosure of additional information [line items]
Required shareholders equity amount						$ 617,239,000
Required shareholders equity shares						8,203,562,470
Banco GGAL S.A.
Disclosure of additional information [line items]
Required shareholders equity amount						$ 611,855,000
Required shareholders equity shares						470,350,000
Net worth, complying with minimum requirement set forth by CNV						$ 1,448,114,297,000
Net worth						1,481,411,519,000
Instruments held in custody						$ 1,381,767,813,000
Securities held in custody in units						72,706,042,952
Banco GGAL S.A. | Pesos And Other Currencies
Disclosure of additional information [line items]
Required shareholders equity amount						$ 123,677,000
Banco GGAL S.A. | Assets In Local Instruments
Disclosure of additional information [line items]
Required shareholders equity amount						182,250,000
Galicia Asset Management S.A.U.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry						721,972,000
Minimum equity requirement act as agent						1,443,944,000
Galicia Asset Management S.A.U. | Fondo Fima Mix I C
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry						$ 753,391,000
Minimum offsetting entry shares						16,000,000